Pension and Other Postretirement Benefits - Plan Assets (Details 4) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Equity Securities [Member]	Dec. 31, 2013 Fixed Income Securities [Member]	Dec. 31, 2013 Cash and Cash Equivalents [Member]	Dec. 31, 2013 Private Equity Funds [Member]	Dec. 31, 2012 Private Equity Funds [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] US Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] US Equity Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] US Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] US Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] US Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] US Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] US Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] US Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Equity Securities Common/Collective Trusts [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Equity Securities Common/Collective Trusts [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] EAFE Equity Securities Common/Collective Trusts [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] EAFE Equity Securities Common/Collective Trusts [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] EAFE Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] EAFE Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] EAFE Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] EAFE Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] EAFE Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] EAFE Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities Common/Collective Trusts [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities Common/Collective Trusts [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Emerging Market Equity Securities Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Global Equity Investments [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Global Equity Investments [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Global Equity Investments [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Global Equity Investments [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Global Equity Investments [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Global Equity Investments [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Global Equity Investments [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Global Equity Investments [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Investment-Grade Corporate Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Treasuries Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Mortgage-Backed Fixed Income Investments Common/Collective Trusts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Global Fixed Income Investments [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Global Fixed Income Investments [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Global Fixed Income Investments [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Global Fixed Income Investments [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Global Fixed Income Investments [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Global Fixed Income Investments [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Global Fixed Income Investments [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Global Fixed Income Investments [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. High-Yield Corporate Fixed Income Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. High-Yield Corporate Fixed Income Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. High-Yield Corporate Fixed Income Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. High-Yield Corporate Fixed Income Securities [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. High-Yield Corporate Fixed Income Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. High-Yield Corporate Fixed Income Securities [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] U.S. High-Yield Corporate Fixed Income Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. High-Yield Corporate Fixed Income Securities [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Private Equity Funds [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Private Equity Funds [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Private Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Private Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Private Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Private Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Private Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Private Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	$ 2,808.5	$ 2,591.1	$ 2,377.9						$ 2,808.5	$ 2,591.1	$ 301.5	$ 219.0	$ 2,506.4	$ 2,368.9	$ 0.6	$ 3.2	$ 45.5	$ 50.0	$ 45.5	$ 50.0	$ 0	$ 0	$ 0	$ 0	$ 176.6	$ 108.1	$ 176.6	$ 108.1	$ 0	$ 0	$ 0	$ 0	$ 840.5	$ 808.3	$ 0	$ 0	$ 840.5	$ 808.3	$ 0	$ 0	$ 277.6	$ 256.8	$ 0	$ 0	$ 277.6	$ 256.8	$ 0	$ 0	$ 79.4	$ 60.9	$ 79.4	$ 60.9	$ 0	$ 0	$ 0	$ 0	$ 128.1	$ 134.7	$ 0	$ 0	$ 128.1	$ 134.7	$ 0	$ 0	$ 230.8	$ 187.1	$ 0	$ 0	$ 230.8	$ 187.1	$ 0	$ 0	$ 378.4	$ 333.4	$ 0	$ 0	$ 378.4	$ 333.4	$ 0	$ 0	$ 88.1	$ 98.4	$ 0	$ 0	$ 88.1	$ 98.4	$ 0	$ 0	$ 20.5	$ 15.6	$ 0	$ 0	$ 20.5	$ 15.6	$ 0	$ 0	$ 350.8	$ 359.6	$ 0	$ 0	$ 350.8	$ 359.6	$ 0	$ 0	$ 191.6	$ 175.0	$ 0	$ 0	$ 191.6	$ 175.0	$ 0	$ 0	$ 0.6	[1]	$ 3.2	[1]	$ 0	$ 0	$ 0	$ 0	$ 0.6	[1]	$ 3.2	[1]
Level 3 Assets [Roll Forward]
Beginning of year							3.2	2.5
Unrealized gains								1.3
Distribution to master pension trust							(2.6)	(0.6)
End of year							$ 0.6	$ 3.2
Defined Benefit Plan, Target Allocation, Percentages of Assets [Abstract]
Target plan asset allocations percentage				60.00%	38.00%	2.00%

[1]	Consists of private equity funds that have no remaining capital commitments due from the Company.